Changes in Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Changes in Accounting Policies [Abstract]
Schedule of effect, increases (decreases) noted on the adoption of IFRS 16 on the balance sheet

Other current financial assets	$(27)
Prepaid expenses and other current assets	$(72)
Satellites, property and other equipment	$26,350
Other long-term financial assets	$(123)
Other current liabilities	$1,069
Other long-term financial liabilities	$(723)
Other long-term liabilities	$25,782

Schedule of reconciliation of commitments to lease liabilities

Operating property leases	$33,837
Leases included in other operating commitments	376
Total leases included in Note 31 of the December 31, 2018 financial statements	$34,213

Discounted using the Company’s incremental borrowing rate	$23,844
Adjustments as a result of different treatments of extension and termination options	12,441
Leases not capitalized due to exemptions	(551)
Variable costs included in commitments and contingencies	(8,850)
Lease liabilities as at January 1, 2019	$26,884